Investment in HD Supply Holdings, Inc.	12 Months Ended
Feb. 01, 2015
Investments, All Other Investments [Abstract]
Investment In HD Supply Holdings, Inc.
INVESTMENT IN HD SUPPLY HOLDINGS, INC.
At the end of fiscal 2013, the Company owned 16.3 million shares of HD Supply Holdings, Inc. ("HD Supply") common stock, which represented approximately 8% of the shares of HD Supply common stock outstanding. This investment is accounted for using the cost method, as there are significant restrictions in place on the Company's ability to sell or transfer its HD Supply shares. The restrictions are controlled by the three largest shareholders of HD Supply (the "Principal Shareholders") for so long as they continue to own a certain portion of their original holdings of HD Supply. The carrying value of the HD Supply shares was impaired by the Company to a zero cost basis in fiscal 2009.
In the first quarter of fiscal 2014, the Principal Shareholders elected to sell shares of HD Supply common stock in a secondary public offering (the "May Offering"). Under the terms of a registration rights agreement among the Company, HD Supply and the Principal Shareholders (the "Registration Rights Agreement"), the Company had the right to include a portion of its shares in the May Offering and elected to do so. During the third and fourth quarters of fiscal 2014, two of the Principal Shareholders again elected to sell shares of HD Supply common stock in secondary public offerings, and the Company again exercised its rights under the Registration Rights Agreement to include a portion of its shares in these offerings. As a result of all of these offerings (including an overallotment option exercised during the second quarter of fiscal 2014 by the underwriters of the May Offering), the Company sold 12.2 million shares of HD Supply common stock in fiscal 2014, for which it received $323 million of proceeds and recognized a corresponding gain in fiscal 2014.
The total pretax gain of $323 million is included in Interest and Investment Income in the accompanying Consolidated Statements of Earnings for fiscal 2014. The remaining 4.1 million shares owned by the Company, which represent approximately 2% of the shares of HD Supply common stock outstanding, continue to be accounted for using the cost method as the restrictions on these shares remain in place.